Charter arrangements	12 Months Ended
Dec. 31, 2019
Charter arrangements [Abstract]
Charter arrangements
Note 4 − Charter arrangements

The below table details the Company’s shipping revenues:

(Dollars in thousands)	2019	2018	2017
Time charter revenues*	$57,472	$64,462	$100,310
Voyage charter revenues**	477,595	311,480	254,742
Other shipping revenues	-	-	-
Shipping revenues	$535,068	$375,941	$355,052

*2019 time charter revenue is presented in accordance with IFRS 16 Leases, while the portion of time charter revenue related to technical management services, equaling $14.8 million, is presented in accordance with IFRS 15 Revenue from Contracts with Customers.
**2019 and 2018 voyage charter revenue is presented in accordance with IFRS 15 Revenue from Contracts with Customers.  The comparative information has not been restated.

The following summarizes the Company’s vessel employment as of December 31, 2019:

Vessel	Type of Employment	Expiry
VLCC
DHT Amazon	Time charter with profit sharing	Q4 2021
DHT Bauhinia	Spot
DHT Bronco	Spot
DHT China	Time charter with profit sharing	Q2 2021
DHT Colt	Spot
DHT Condor	Spot
DHT Edelweiss	Spot
DHT Europe	Spot
DHT Falcon	Spot
DHT Hawk	Spot
DHT Jaguar	Spot
DHT Lake	Spot
DHT Leopard	Spot
DHT Lion	Spot
DHT Lotus	Time charter with profit sharing	Q1 2020
DHT Mustang	Spot
DHT Opal	Spot
DHT Panther	Spot
DHT Peony	Spot
DHT Puma	Spot
DHT Raven	Spot
DHT Redwood	Spot
DHT Scandinavia	Spot
DHT Stallion	Spot
DHT Sundarbans	Time charter with profit sharing	Q4 2021
DHT Taiga	Time charter with profit sharing	Q4 2022
DHT Tiger	Spot

Future charter payments:

The future revenues expected to be received from the time charters (not including any potential profit sharing) for the Company’s vessels on existing charters as of the reporting date are as follows:

(Dollars in thousands)
Year	Amount
2020	47,413
2021	35,818
2022	8,325
2023	-
Thereafter	-
Net charter payments:	$91,556

Any extension periods, unless already exercised as of December 31, 2019, are not included.  Revenues from a time charter are not received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel.  In arriving at the minimum future charter revenues, an estimated time for off-hire to perform periodic maintenance on each vessel has been deducted, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

Contract balances:

Contract balances and related disclosures have been included in the following places in the notes to the Company’s consolidated financial statements:

Note
Accounts receivable and accrued revenues	notes 8,9

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. The closing balance of assets recognized from the costs to obtain or fulfil a contract was:

	2019	2018
Capitalized voyage expense	4,151	1,633

During the twelve months of 2019, $1.6 million was amortized related to voyages in progress at the end of December 31, 2018, and $4.4 million was amortized related to the voyages in progress at the end of December 31, 2019.  No impairment losses were recognized in the period. During the twelve months of 2018, $1.5 million was amortized and no impairment losses were recognized in the period.

Deferred Shipping Revenues:

Deferred shipping revenues relates to next month charter hire payment paid in advance. As of December 31, 2019, $930 thousand was recognized as deferred shipping revenues in the consolidated statement of financial position while no deferred shipping revenues were included as of December 31, 2018.

Concentration of risk:

As of December 31, 2019, five of the Company’s 27 vessels were chartered to four different counterparties and 22 vessels were operated in the spot market. As of December 31, 2018, five of the Company’s 27 vessels were chartered to four different counterparties and 22 vessels were operated in the spot market. As of December 31, 2017, six of the Company’s 26 vessels were chartered to four different counterparties and 20 vessels were operated in the spot market.   The Company believes that the concentration of risk is limited and can be adequately monitored.